Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or other claims will have a material effect on the Company’s business, financial condition, results of operations or cash flows.

Material Contracts

On November 27, 2014, the Company signed a License Agreement and a Manufacturing and Supply Agreement for the monoclonal antibody development license and supply agreement and related manufacturing with Reliance Life Sciences (RLS), the life science arm of Reliance Industries Pvt Ltd, the largest private company in India. The contract expires on November 27, 2024 with a 10-year renewal option. The License Agreement entitles the Company to pay $100,000 per product for a total of three products with milestone payments for meeting certain criteria. In addition, the Company will pay a quarterly royalty payment of 5% on net sales of finished products. The Manufacturing and Supply Agreement contains an estimated acquisition price of active pharmaceutical ingredients (API) of $350,000 per Kg for each product developed. As of June 30, 2024, the Company has not generated any activity under the agreement.

On October 19, 2022, the Company signed an M&A/Capital Markets Advisory Agreement with Chardan Capital Markets to advise and assist the Company in negotiating the terms and conditions with respect to a potential sale, purchase, merger, joint venture, business combination, material change of control, or similar transaction involving the Company and a strategic acquirer and/or private or publicly listed entity or business, including a Special Purpose Acquisition Company (SPAC), and with respect to any offerings of any equity, equity-linked or debt securities of the Company or any other party to a financing transaction and perform such other financial advisory services to the Company. At the close of the merger on June 21, 2024, the Company paid $3.0 million and 1.5 million in common shares for M&A advisory fees and deferred underwriting fees.

On June 13, 2024, RWOD and ANEW entered into a forward purchase agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Seller”) (the “Forward Purchase Agreement”). Redwoods is the holder of the asset and Sponsor and is also a counterparty to Public ANEW. Upon Closing of the merger on June 21, 2024 and on June 30, 2024, the value of the contract for the Company was $0 as the contract created no receivable or obligation for the Company. The Company will assess the Company obligation and value the contract in the future periods based on fair value and record changes on the fair value in the Consolidated Statements of Operations.